FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest Bearing Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash at bank
Interest bearing assets
Financial assets	$ 350	$ 1,290
Currency swaps
Interest bearing assets
Financial assets	369	337
Total assets
Interest bearing assets
Financial assets	719	1,627
Total assets | Floating rate
Interest bearing assets
Financial assets	719	1,627
US Dollar | Cash at bank
Interest bearing assets
Financial assets	207	1,156
US Dollar | Currency swaps
Interest bearing assets
Financial assets	205	135
US Dollar | Total assets
Interest bearing assets
Financial assets	412	1,291
US Dollar | Total assets | Floating rate
Interest bearing assets
Financial assets	412	1,291
Other Currencies | Cash at bank
Interest bearing assets
Financial assets	143	134
Other Currencies | Currency swaps
Interest bearing assets
Financial assets	164	202
Other Currencies | Total assets
Interest bearing assets
Financial assets	307	336
Other Currencies | Total assets | Floating rate
Interest bearing assets
Financial assets	$ 307	$ 336